Short-term borrowings (Details) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 Unsecured government loan USD ($)	Dec. 31, 2012 Unsecured government loan CNY	Dec. 31, 2011 Unsecured government loan CNY	Dec. 31, 2012 Unsecured bank loans USD ($)	Dec. 31, 2012 Unsecured bank loans CNY	Dec. 31, 2011 Unsecured bank loans CNY	Dec. 31, 2012 Unsecured bank loans Maximum	Dec. 31, 2011 Unsecured bank loans Maximum	Dec. 31, 2012 Unsecured bank loans Minimum	Dec. 31, 2011 Unsecured bank loans Minimum	Dec. 31, 2012 Short-term secured bank loans USD ($)	Dec. 31, 2012 Short-term secured bank loans CNY	Dec. 31, 2011 Short-term secured bank loans CNY
Short-term borrowings
Short-term borrowings	$ 108,470	675,779	816,150	$ 2,889	18,000	8,000	$ 99,518	620,009	710,000					$ 6,063	37,770	98,150
Fixed interest rates for short-term debt (as a percent)										7.02%	7.93%	5.60%	6.10%
Weighted average effective interest rates on short-term borrowings outstanding (as a percent)	5.92%	5.92%	6.93%
Unutilized banking facilities	$ 44,943	280,000	266,000